LEASE (Tables)	12 Months Ended
Dec. 31, 2024
LEASE
Schedule of supplemental cash flow information related to leases

	Year ended ,	Year ended ,
	December 31, 2023	December 31, 2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	40,107	37,150
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	23,959	29,483

Schedule of ROU assets and lease liabilities

	Year ended ,	Year ended ,
	December 31, 2023	December 31, 2024
	RMB	RMB
Right-of-use assets	45,393	35,635
Operating lease liabilities-current	29,143	27,258
Operating lease liabilities-non current	11,853	7,693

Schedule of weighted-average remaining lease term and weighted-average discount rate

	Year ended ,	Year ended ,
	December 31, 2023	December 31, 2024
	RMB	RMB
Weighted-average remaining lease term	1.60	1.41
Weighted-average discount rate	4.06%	3.77%

Schedule of maturities of operating lease liabilities

Year ended ,
December 31, 2023
RMB
2024	29,671
2025	12,164
2026	353
2027 and thereafter	—
Total undiscounted lease payments	42,188
Imputed interest	(1,192)
Total lease liabilities	40,996

Year ended ,
December 31, 2024
RMB
2025	27,736
2026	7,061
2027	1,074
2028 and thereafter	—
Total undiscounted lease payments	35,870
Imputed interest	(919)
Total lease liabilities	34,951